Columbia Short Term Bond Fund
Third Quarter Report
December 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Short Term Bond Fund, December 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 20.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	122,157	122,750
Series 2024-2PL Class A
10/27/2031	5.070%	1,416,928	1,424,838
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	241,076	244,085
Subordinated Series 2024-2PL Class B
10/27/2031	5.430%	3,743,857	3,779,734
Affirm Asset Securitization Trust(a)
Series 2024-A Class 1A
02/15/2029	5.610%	7,350,000	7,361,902
Series 2024-A Class A
02/15/2029	5.610%	2,600,000	2,604,210
Series 2024-X2 Class A
12/17/2029	5.220%	915,430	915,854
Affirm Master Trust(a)
Series 2025-1A Class A
02/15/2033	4.990%	15,925,000	16,057,886
Aimco CLO Ltd.(a),(b)
Series 2020-11A Class A1R2
3-month Term SOFR + 1.340% Floor 1.340% 07/17/2037	5.222%	16,000,000	16,039,264
American Credit Acceptance Receivables Trust(a)
Series 2024-2 Class C
04/12/2030	6.240%	4,500,000	4,537,094
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	1,073,755	1,079,218
Bain Capital Credit CLO(a),(b)
Series 2019-2A Class AR3
3-month Term SOFR + 0.920% Floor 0.920% 10/17/2032	4.802%	12,700,253	12,702,882
Bayview Opportunity Master Fund VII LLC(a),(b)
Subordinated Series 2024-CAR1 Class B
30-day Average SOFR + 1.300% 12/26/2031	5.174%	688,556	690,313
Subordinated Series 2024-CAR1 Class C
30-day Average SOFR + 1.500% 12/26/2031	5.374%	354,114	355,319
Carmax Select Receivables Trust
Series 2024-A Class A3
11/15/2028	5.400%	1,700,000	1,715,988
Carvana Auto Receivables Trust(a)
Series 2023-P1 Class A4
01/10/2029	5.940%	5,000,000	5,072,318
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023-P1 Class B
04/10/2029	6.210%	7,815,000	8,071,200
Series 2024-N2 Class B
09/10/2030	5.670%	10,000,000	10,122,266
DailyPay Securitization Trust(a)
Series 2025-1A Class A
06/25/2028	5.630%	2,210,000	2,223,179
Elmwood CLO 21 Ltd.(a),(b)
Series 2022-8A Class AR2
3-month Term SOFR + 1.220% Floor 1.220% 10/15/2038	5.117%	10,000,000	9,997,580
Elmwood CLO 24 Ltd.(a),(b)
Series 2023-3A Class AR
3-month Term SOFR + 1.320% Floor 1.320% 01/17/2038	5.202%	12,000,000	12,028,920
Elmwood CLO Ltd.(a),(b)
Series 2025-3A Class A
3-month Term SOFR + 1.240% Floor 1.240% 03/22/2038	5.122%	15,000,000	15,014,985
Exeter Automobile Receivables Trust
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	500,697	497,211
FHF Issuer Trust(a)
Series 2024-1A Class A2
02/15/2030	5.690%	3,456,897	3,470,313
Series 2024-2A Class A2
06/15/2030	5.890%	5,776,054	5,793,899
Ford Credit Auto Owner Trust(a)
Subordinated Series 2021-2 Class B
05/15/2034	1.910%	11,250,000	11,026,360
GLS Auto Select Receivables Trust(a)
Series 2024-4A Class A2
12/17/2029	4.430%	1,940,254	1,947,193
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	4,550,000	4,618,097
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2021-10A Class AR
3-month Term SOFR + 1.350% Floor 1.350% 10/20/2037	5.234%	4,150,000	4,156,769
Series 2023-17A Class AR
3-month Term SOFR + 1.280% Floor 1.280% 01/20/2039	5.164%	11,265,000	11,286,032

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GreenSky Home Improvement Issuer Trust(a)
Series 2025-2 Class A2
06/25/2060	4.930%	1,670,667	1,677,934
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class AR
3-month Term SOFR + 1.220% Floor 1.220% 01/19/2039	3.835%	8,000,000	8,004,912
Magnetite XIX Ltd.(a),(b)
Series 2017-19A Class ARR
3-month Term SOFR + 1.050% Floor 1.050% 04/17/2034	4.932%	10,000,000	9,978,070
Magnetite XXVI Ltd.(a),(b)
Series 2020-26A Class AR2
3-month Term SOFR + 1.150% Floor 1.150% 01/25/2038	5.008%	8,000,000	7,993,632
Magnetite XXXVI Ltd.(a),(b)
Series 2025-36A Class AR
3-month Term SOFR + 1.320% Floor 1.320% 07/25/2038	5.178%	15,000,000	15,036,570
Marlette Funding Trust(a)
Series 2025-1A Class A
07/16/2035	4.750%	2,740,573	2,746,981
Subordinated Series 2024-1A Class B
07/17/2034	6.070%	1,419,811	1,425,785
MMAF Equipment Finance LLC(a)
Series 2020-A Class A3
04/09/2027	0.970%	392,062	389,787
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	1,575,858	1,625,740
MVW LLC(a)
Series 2019-2A Class A
10/20/2038	2.220%	514,229	513,591
Navient Refinance Loan Trust(a)
Series 2025-A Class A
02/16/2055	5.150%	6,178,523	6,261,997
Series 2025-B Class A
09/15/2055	4.720%	11,327,291	11,355,692
NextGear Floorplan Master Owner Trust(a)
Series 2023-1A Class A2
03/15/2028	5.740%	3,775,000	3,787,712
OneMain Financial Issuance Trust(a)
Series 2022-2A Class A
10/14/2034	4.890%	1,461,011	1,461,814
Series 2023-1A Class A
06/14/2038	5.500%	7,250,000	7,486,813
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023-2A Class A1
09/15/2036	5.840%	1,727,000	1,761,077
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	79,826	79,860
OWN Equipment Fund III LLC(a)
Series 2025-2M Class A
03/27/2034	5.420%	10,000,000	10,043,501
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	3,667,428	3,683,962
Series 2024-5 Class A
10/15/2031	6.278%	459,515	462,527
Series 2024-6 Class A
11/15/2031	6.093%	471,854	474,622
Series 2025-1 Class C
07/15/2032	5.867%	3,422,708	3,442,206
Series 2025-6 Class A2
04/15/2033	4.497%	6,000,000	6,004,234
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	2,422,710	2,437,285
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	42,850	42,811
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	2,667,483	2,685,104
Pagaya AI Debt Trust(a)
Series 2024-1 Class A
07/15/2031	6.660%	635,336	641,034
Series 2024-2 Class A
08/15/2031	6.319%	2,120,829	2,130,658
Series 2024-3 Class A
10/15/2031	6.258%	1,501,810	1,510,664
PEAC Solutions Receivables LLC(a)
Series 2024-2A Class A2
04/20/2027	4.740%	4,970,844	4,981,899
Prestige Auto Receivables Trust(a)
Subordinated Series 2024-1A Class C
03/15/2029	5.730%	1,602,000	1,606,507
Reach ABS Trust(a)
Series 2024-2A Class A
07/15/2031	5.880%	1,438,180	1,443,965
Research-Driven Pagaya Motor Asset Trust(a)
Series 2025-4A Class A2
04/25/2034	5.124%	3,400,000	3,413,270
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	498,662	495,388
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	300,884	302,238
Santander Drive Auto Receivables Trust
Subordinated Series 2023-6 Class C
03/17/2031	6.400%	4,369,000	4,523,553
SBNA Auto Lease Trust(a)
Series 2024-A Class A4
01/22/2029	5.240%	2,200,000	2,209,085
SCF Equipment Leasing(a)
Series 2024-1A Class A2
11/20/2029	5.880%	844,812	848,028
Sierra Timeshare Receivables Funding LLC(a)
Series 2021-1A Class A
11/20/2037	0.990%	221,758	221,323
SMB Private Education Loan Trust(a)
Series 2023-A Class A1A
01/15/2053	5.380%	2,579,951	2,623,387
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST6 Class A
10/15/2032	4.611%	4,080,420	4,087,658
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	44,539	44,551
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	480,963	480,729
Verizon Master Trust
Series 2024-8 Class B
11/20/2030	4.820%	3,650,000	3,704,358
Verizon Master Trust Series
Subordinated Series 2024-4 Class B
06/20/2029	5.400%	4,572,000	4,650,436
Westlake Automobile Receivables Trust(a)
Series 2025-P1 Class A4
04/15/2030	4.660%	13,380,000	13,488,860
Total Asset-Backed Securities — Non-Agency (Cost $337,549,071)			339,229,469

Commercial Mortgage-Backed Securities - Non-Agency 13.5%

AMSR Trust(a)
Series 2023-SFR2 Class A
06/17/2040	3.950%	6,840,000	6,776,242
AMSR Trust(a)
Series 2024-SFR2 Class A
11/17/2041	4.150%	6,500,000	6,414,108
BANK5
Series 2023-5YR4 Class A3
12/15/2056	6.500%	8,244,969	8,676,009
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BHMS Commercial Mortgage Trust(a),(b)
Series 2025-ATLS Class A
1-month Term SOFR + 1.850% Floor 1.850% 08/15/2042	5.600%	12,500,000	12,546,985
BX Commercial Mortgage Trust(a),(b)
Series 2024-SLCT Class A
1-month Term SOFR + 1.443% Floor 1.443% 01/15/2042	5.074%	7,000,000	6,993,445
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	5.163%	6,350,000	6,318,678
BX Mortgage Trust(a)
Series 2025-BIO3 Class A
02/10/2042	6.138%	9,213,000	9,463,945
BX Trust(a),(c)
Series 2025-ARIA Class A
12/13/2042	5.031%	8,500,000	8,554,705
BX Trust(a),(b)
Series 2025-LUNR Class A
1-month Term SOFR + 1.650% 06/15/2040	5.250%	13,315,205	13,331,841
Series 2025-VOLT Class A
1-month Term SOFR + 1.700% Floor 1.700% 12/15/2044	5.700%	10,000,000	9,987,508
CSAIL Commercial Mortgage Trust
Series 2019-C18 Class ASB
12/15/2052	2.868%	6,456,511	6,316,229
DBJPM Mortgage Trust
Series 2016-C3 Class A5
08/10/2049	2.890%	4,800,000	4,763,530
Extended Stay America Trust(a),(b)
Series 2025-ESH Class A
1-month Term SOFR + 1.300% Floor 1.300% 10/15/2042	5.050%	15,500,000	15,509,684
GS Mortgage Securities Corp. II(a),(c)
Series 2023-SHIP Class A
09/10/2038	4.322%	1,850,000	1,847,561
GS Mortgage Securities Trust
Series 2016-GS4 Class A3
11/10/2049	3.178%	1,514,326	1,504,783
Morgan Stanley Capital I Trust
Series 2021-L6 Class ASB
06/15/2054	2.250%	5,140,000	4,838,658

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	6.065%	3,000,000	2,876,360
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	6.615%	1,125,000	1,062,122
Progress Residential Trust(a)
Series 2022-SFR4 Class A
05/17/2041	4.438%	6,412,266	6,399,139
Series 2022-SFR6 Class A
07/20/2039	4.451%	15,110,924	15,071,676
Series 2025-SFR2 Class A
04/17/2042	3.305%	19,934,540	19,016,849
Series 2025-SFR4 Class A
08/19/2042	4.300%	12,625,000	12,486,778
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	5.300%	14,125,000	14,095,644
Tricon Residential Trust(a)
Series 2022-SFR1 Class A
04/17/2039	3.856%	11,026,123	10,963,524
Wells Fargo Commercial Mortgage Trust
Series 2016-C32 Class A4
01/15/2059	3.560%	348,243	347,442
Series 2017-C40 Class A3
10/15/2050	3.317%	5,000,000	4,939,217
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month Term SOFR + 0.922% Floor 0.750% 12/15/2034	4.673%	16,055,000	14,991,143
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $225,094,501)			226,093,805

Corporate Bonds & Notes 33.7%

Aerospace & Defense 1.6%
BAE Systems PLC(a)
04/15/2030	3.400%	7,025,000	6,789,944
Boeing Co. (The)
05/01/2030	5.150%	7,000,000	7,192,806
L3Harris Technologies, Inc.
06/01/2029	5.050%	5,400,000	5,546,759
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(a)
08/15/2028	6.750%	992,000	1,011,091
03/01/2029	6.375%	762,000	786,710
TransDigm, Inc.
01/15/2029	4.625%	174,000	172,914
05/01/2029	4.875%	408,000	406,624
United Technologies Corp.
11/16/2028	4.125%	5,000,000	5,016,022
Total			26,922,870
Airlines 0.1%
American Airlines, Inc.(a)
05/15/2029	8.500%	458,000	478,139
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	101,833	101,977
04/20/2029	5.750%	494,000	502,994
Total			1,083,110
Automotive 0.2%
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	294,000	283,094
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	330,000	338,172
02/15/2030	6.750%	505,000	527,568
Ford Motor Credit Co. LLC
05/28/2027	4.950%	140,000	140,469
IHO Verwaltungs GmbH(a),(d)
05/15/2029	6.375%	639,000	643,795
Nissan Motor Acceptance Co. LLC(a)
09/15/2028	2.450%	189,000	174,493
09/30/2030	6.125%	116,000	116,036
Nissan Motor Co., Ltd.(a)
07/17/2030	7.500%	395,000	413,716
ZF North America Capital, Inc.(a)
04/14/2028	6.875%	441,000	448,265
04/23/2030	6.750%	663,000	655,055
Total			3,740,663
Banking 7.9%
Bank of America Corp.(e)
01/24/2031	5.162%	15,500,000	16,008,327
Bank of Montreal(e)
09/22/2031	4.350%	5,000,000	4,991,562
Bank of New York Mellon Corp. (The)(e)
02/11/2031	4.942%	5,500,000	5,657,049
Citigroup, Inc.(e)
09/11/2031	4.503%	12,000,000	12,032,424
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(e)
04/23/2031	5.218%	12,000,000	12,390,209
HSBC Holdings PLC(e)
11/06/2031	4.619%	10,600,000	10,627,639
JPMorgan Chase & Co.(e)
07/22/2030	4.995%	16,000,000	16,423,704
Morgan Stanley(e)
07/19/2030	5.042%	14,000,000	14,360,491
PNC Financial Services Group, Inc. (The)(e)
05/14/2030	5.492%	3,300,000	3,435,682
Royal Bank of Canada(e)
10/18/2030	4.650%	5,500,000	5,575,133
Toronto-Dominion Bank (The)
06/03/2030	4.808%	5,000,000	5,102,814
Truist Financial Corp.(e)
01/24/2030	5.435%	3,500,000	3,623,173
US Bancorp(e)
02/12/2031	5.046%	7,700,000	7,912,682
Wells Fargo & Co.(e)
04/23/2031	5.150%	11,500,000	11,865,178
Westpac Banking Corp.
04/16/2029	5.050%	2,825,000	2,921,128
Total			132,927,195
Brokerage/Asset Managers/Exchanges 0.1%
AG Issuer LLC(a)
03/01/2028	6.250%	590,000	592,375
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	519,000	559,875
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	279,000	280,264
Total			1,432,514
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	298,000	287,080
James Hardie International Finance DAC(a)
01/15/2028	5.000%	1,021,000	1,020,990
Standard Industries, Inc.(a)
01/15/2028	4.750%	501,000	499,432
07/15/2030	4.375%	421,000	407,038
Total			2,214,540
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.9%
CCO Holdings LLC/Capital Corp.(a)
05/01/2026	5.500%	77,000	77,096
05/01/2027	5.125%	979,000	977,887
02/01/2028	5.000%	272,000	269,765
06/01/2029	5.375%	215,000	212,593
09/01/2029	6.375%	249,000	252,452
03/01/2030	4.750%	115,000	110,013
Charter Communications Operating LLC/Capital
06/01/2029	6.100%	4,950,000	5,164,647
Comcast Corp.
04/01/2030	3.400%	4,500,000	4,365,544
DISH Network Corp.(a)
11/15/2027	11.750%	661,000	687,842
EchoStar Corp.
11/30/2029	10.750%	1,078,931	1,191,684
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	337,000	333,863
08/01/2027	5.000%	396,000	396,548
07/15/2028	4.000%	169,000	165,138
Virgin Media Finance PLC(a)
07/15/2030	5.000%	236,000	208,063
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	363,000	357,716
Ziggo BV(a)
01/15/2030	4.875%	376,000	355,352
Total			15,126,203
Chemicals 0.7%
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	110,000	109,883
Celanese US Holdings LLC
04/15/2030	6.500%	660,000	662,803
Element Solutions, Inc.(a)
09/01/2028	3.875%	150,000	146,745
HB Fuller Co.
02/15/2027	4.000%	95,000	94,814
10/15/2028	4.250%	256,000	253,584
INEOS Finance PLC(a)
05/15/2028	6.750%	579,000	512,139
04/15/2029	7.500%	261,000	224,584
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	532,000	368,955
Ingevity Corp.(a)
11/01/2028	3.875%	202,000	195,975
LYB International Finance III LLC
01/15/2031	5.125%	6,800,000	6,828,093

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	669,000	649,170
Tronox, Inc.(a)
03/15/2029	4.625%	164,000	114,908
09/30/2030	9.125%	173,000	172,075
WR Grace Holdings LLC(a)
06/15/2027	4.875%	399,000	398,569
08/15/2029	5.625%	435,000	413,060
Total			11,145,357
Construction Machinery 0.1%
Herc Holdings, Inc.(a)
06/15/2029	6.625%	688,000	713,675
06/15/2030	7.000%	434,000	456,473
03/15/2031	5.750%	116,000	117,664
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	542,000	554,418
Synergy Infrastructure Holdings LLC(a)
12/01/2030	7.875%	279,000	290,062
Total			2,132,292
Consumer Cyclical Services 0.2%
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	92,000	90,729
Arches Buyer, Inc.(a)
06/01/2028	4.250%	738,000	724,376
12/01/2028	6.125%	177,000	172,701
ASGN, Inc.(a)
05/15/2028	4.625%	823,000	811,648
Match Group, Inc.(a)
06/01/2028	4.625%	600,000	594,349
02/15/2029	5.625%	447,000	448,419
08/01/2030	4.125%	233,000	220,683
Total			3,062,905
Consumer Products 0.1%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	115,000	93,018
Newell Brands, Inc.
09/15/2027	6.375%	145,000	146,100
09/15/2029	6.625%	412,000	410,634
Prestige Brands, Inc.(a)
01/15/2028	5.125%	492,000	491,914
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	177,000	176,761
10/15/2029	4.500%	235,000	230,459
Whirlpool Corp.
06/15/2030	6.125%	84,000	83,992
Total			1,632,878
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.8%
BWX Technologies, Inc.(a)
06/30/2028	4.125%	115,000	113,089
Carrier Global Corp.
02/15/2030	2.722%	5,500,000	5,180,864
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	648,000	674,793
Esab Corp.(a)
04/15/2029	6.250%	69,000	71,021
Gates Corp. (The)(a)
07/01/2029	6.875%	586,000	608,953
Madison IAQ LLC(a)
06/30/2028	4.125%	57,000	56,010
06/30/2029	5.875%	334,000	332,166
Resideo Funding, Inc.(a)
09/01/2029	4.000%	230,000	222,520
Siemens Funding BV(a)
05/28/2030	4.600%	4,950,000	5,050,577
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	585,000	586,194
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	325,000	330,011
03/15/2029	6.375%	513,000	530,348
Total			13,756,546
Electric 3.4%
AEP Texas, Inc.
07/01/2030	2.100%	5,500,000	5,010,182
Atlantica Sustainable Infrastructure PLC(a)
06/15/2028	4.125%	223,000	217,306
Calpine Corp.(a)
03/15/2028	5.125%	176,000	176,032
CenterPoint Energy, Inc.
03/01/2030	2.950%	5,000,000	4,738,031
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	1,480,000	1,475,669
Dominion Energy, Inc.
06/15/2030	5.000%	3,775,000	3,878,900
DTE Energy Co.
04/01/2030	5.200%	5,000,000	5,161,848
Duke Energy Corp.
01/05/2029	4.850%	5,000,000	5,101,051
Exelon Corp.
03/15/2029	5.150%	4,500,000	4,628,000
FirstEnergy Transmission LLC
01/15/2030	4.550%	5,875,000	5,919,960
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.
03/15/2030	5.050%	4,500,000	4,645,020
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	238,000	235,408
01/15/2029	7.250%	935,000	958,427
NRG Energy, Inc.
01/15/2028	5.750%	337,000	337,568
NRG Energy, Inc.(a)
07/15/2029	5.750%	390,000	391,838
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	584,000	574,926
PG&E Corp.
07/01/2028	5.000%	406,000	405,676
Southern Power Co.
10/01/2030	4.250%	5,955,000	5,945,485
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	556,000	555,125
01/15/2030	4.750%	587,000	570,387
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	496,000	496,290
05/01/2029	4.375%	152,000	150,056
VoltaGrid LLC(a)
11/01/2030	7.375%	356,000	352,772
Xcel Energy, Inc.
06/01/2030	3.400%	5,400,000	5,191,429
Total			57,117,386
Environmental 0.0%
GFL Environmental, Inc.(a)
06/15/2029	4.750%	171,000	170,587
Finance Companies 0.5%
CrossCountry Intermediate HoldCo LLC(a)
10/01/2030	6.500%	225,000	229,703
GGAM Finance Ltd.(a)
02/15/2027	8.000%	426,000	436,237
06/15/2028	8.000%	362,000	383,688
04/15/2029	6.875%	460,000	476,685
03/15/2030	5.875%	643,000	651,796
goeasy Ltd.(a)
12/01/2028	9.250%	17,000	17,482
07/01/2029	7.625%	164,000	162,238
05/15/2030	6.875%	205,000	195,634
Navient Corp.
03/15/2028	4.875%	271,000	267,928
03/15/2029	5.500%	179,000	177,541
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OneMain Finance Corp.
01/15/2027	3.500%	104,000	103,002
09/15/2028	3.875%	357,000	347,620
05/15/2029	6.625%	742,000	768,475
03/15/2030	7.875%	230,000	243,236
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	523,000	551,362
Rocket Cos, Inc.(a)
08/01/2030	6.125%	214,000	221,292
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2026	2.875%	538,000	530,239
03/01/2029	3.625%	396,000	382,567
Springleaf Finance Corp.
11/15/2029	5.375%	334,000	334,240
United Wholesale Mortgage LLC(a)
04/15/2029	5.500%	438,000	434,867
UWM Holdings LLC(a)
02/01/2030	6.625%	492,000	497,757
03/15/2031	6.250%	522,000	521,138
Total			7,934,727
Food and Beverage 1.8%
Bacardi-Martini BV(a)
02/01/2030	5.550%	6,825,000	7,040,702
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	557,000	556,790
Diageo Investment Corp.
08/15/2030	5.125%	3,775,000	3,911,801
Kraft Heinz Foods Co.
04/01/2030	3.750%	6,500,000	6,361,898
Mars, Inc.(a)
03/01/2030	4.800%	4,475,000	4,572,338
PepsiCo, Inc.
01/15/2029	4.100%	5,000,000	5,027,499
Post Holdings, Inc.(a)
04/15/2030	4.625%	848,000	825,630
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	588,000	591,206
04/30/2029	4.375%	344,000	334,912
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	230,000	221,762
US Foods, Inc.(a)
09/15/2028	6.875%	515,000	531,424
02/15/2029	4.750%	226,000	224,691
06/01/2030	4.625%	111,000	109,494
Total			30,310,147

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.2%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	793,000	761,194
02/15/2030	7.000%	386,000	399,736
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	113,000	114,041
Churchill Downs, Inc.(a)
04/01/2027	5.500%	433,000	433,045
01/15/2028	4.750%	110,000	109,600
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	301,000	278,787
Rivers Enterprise Lender LLC/Corp.(a)
10/15/2030	6.250%	228,000	232,546
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	545,000	484,244
Scientific Games International, Inc.(a)
11/15/2029	7.250%	159,000	163,073
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	273,000	273,062
Total			3,249,328
Health Care 1.9%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	438,000	434,997
04/15/2029	5.000%	730,000	702,309
Avantor Funding, Inc.(a)
07/15/2028	4.625%	404,000	401,714
11/01/2029	3.875%	226,000	216,263
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	176,000	183,405
Becton Dickinson & Co.
06/07/2029	5.081%	3,000,000	3,080,499
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	482,000	465,776
CHS/Community Health Systems, Inc.(a)
01/15/2029	6.000%	115,000	114,909
Cigna Group (The)
09/15/2030	4.500%	5,000,000	5,035,770
CVS Health Corp.
02/21/2030	5.125%	6,675,000	6,856,664
GE HealthCare Technologies, Inc.
01/15/2031	4.800%	4,500,000	4,583,515
HCA, Inc.
04/01/2031	5.450%	6,000,000	6,260,812
IQVIA, Inc.(a)
10/15/2026	5.000%	334,000	333,806
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	451,000	466,929
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	318,000	310,927
10/01/2029	5.250%	1,142,000	1,148,359
Star Parent, Inc.(a)
10/01/2030	9.000%	156,000	166,725
Tenet Healthcare Corp.
11/01/2027	5.125%	279,000	278,987
06/15/2028	4.625%	100,000	100,155
06/15/2030	6.125%	221,000	226,318
Total			31,368,839
Healthcare Insurance 0.7%
Elevance Health, Inc.
06/15/2029	5.150%	5,000,000	5,153,704
UnitedHealth Group, Inc.
01/15/2030	4.800%	7,000,000	7,170,049
Total			12,323,753
Independent Energy 1.0%
Antero Resources Corp.(a)
02/01/2029	7.625%	149,000	151,294
Civitas Resources, Inc.(a)
07/01/2028	8.375%	552,000	569,287
11/01/2030	8.625%	259,000	271,219
CNX Resources Corp.(a)
01/15/2029	6.000%	449,000	452,527
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	527,000	529,461
EQT Corp.
04/01/2029	6.375%	247,000	255,780
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	410,000	413,216
02/01/2029	5.750%	575,000	567,428
04/15/2030	6.000%	252,000	244,512
Matador Resources Co.(a)
04/15/2028	6.875%	818,000	835,439
Occidental Petroleum Corp.
08/01/2029	5.200%	6,500,000	6,656,845
Permian Resources Operating LLC(a)
04/15/2027	8.000%	300,000	303,786
SM Energy Co.
01/15/2027	6.625%	234,000	234,628
SM Energy Co.(a)
08/01/2029	6.750%	398,000	400,963
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Woodside Finance Ltd.
05/19/2030	5.400%	5,500,000	5,648,580
Total			17,534,965
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/25/2029	4.868%	4,500,000	4,620,778
Leisure 0.4%
Boyne USA, Inc.(a)
05/15/2029	4.750%	696,000	686,382
Carnival Corp.(a)
08/01/2028	4.000%	210,000	206,658
03/15/2030	5.750%	110,000	113,233
Cedar Fair LP
07/15/2029	5.250%	339,000	316,200
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	76,000	75,650
10/01/2028	6.500%	576,000	564,489
Cinemark USA, Inc.(a)
07/15/2028	5.250%	1,143,000	1,142,891
NCL Corp., Ltd.(a)
01/15/2031	5.875%	862,000	859,029
Six Flags Entertainment Corp.(a)
04/15/2027	5.500%	892,000	889,019
Vail Resorts, Inc.(a)
07/15/2030	5.625%	282,000	286,713
Viking Cruises Ltd.(a)
02/15/2029	7.000%	768,000	769,920
Total			5,910,184
Life Insurance 1.7%
Corebridge Global Funding(a)
06/24/2029	5.200%	5,000,000	5,134,629
Five Corners Funding Trust II(a)
05/15/2030	2.850%	6,000,000	5,647,543
Met Tower Global Funding(a)
09/16/2030	4.200%	5,175,000	5,149,598
Principal Life Global Funding II(a)
01/25/2029	5.100%	5,000,000	5,121,375
Voya Global Funding(a)
11/24/2030	4.600%	6,600,000	6,631,258
Total			27,684,403
Lodging 0.1%
Hilton Grand Vacations Borrower Escrow LLC(a)
06/01/2029	5.000%	401,000	389,693
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	428,000	421,741
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	363,000	346,985
Total			1,158,419
Media and Entertainment 0.1%
Clear Channel Outdoor Holdings, Inc.(a)
04/01/2030	7.875%	318,000	335,381
02/15/2031	7.125%	204,000	213,510
McGraw-Hill Education, Inc.(a)
08/01/2028	5.750%	448,000	450,148
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	279,000	279,216
01/15/2029	4.250%	405,000	394,984
03/15/2030	4.625%	238,000	232,268
Univision Communications, Inc.(a)
08/15/2028	8.000%	144,000	149,100
Total			2,054,607
Metals and Mining 0.1%
Constellium SE(a)
06/15/2028	5.625%	416,000	416,126
04/15/2029	3.750%	465,000	448,961
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	756,000	756,653
04/01/2029	6.125%	265,000	268,564
Novelis Corp.(a)
01/30/2030	4.750%	362,000	349,884
Novelis, Inc.(a)
01/30/2030	6.875%	262,000	271,916
Total			2,512,104
Midstream 1.9%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	259,000	275,981
Antero Midstream Partners LP/Finance Corp.(a)
01/15/2028	5.750%	272,000	272,405
06/15/2029	5.375%	388,000	388,196
CNX Midstream Partners LP(a)
04/15/2030	4.750%	780,000	755,429
Delek Logistics Partners LP/Finance Corp.(a)
06/01/2028	7.125%	278,000	279,466
03/15/2029	8.625%	733,000	766,195
Enbridge, Inc.
02/15/2031	4.500%	4,135,000	4,130,169
Energy Transfer LP
04/01/2030	5.200%	4,000,000	4,122,424

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hess Midstream Operations LP(a)
06/01/2029	6.500%	203,000	210,104
MPLX LP
02/15/2031	4.800%	5,750,000	5,813,016
NuStar Logistics LP
06/01/2026	6.000%	256,000	256,456
10/01/2030	6.375%	53,000	55,786
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	251,000	250,360
Sunoco LP(a)
05/01/2029	7.000%	329,000	343,040
Sunoco LP/Finance Corp.(a)
09/15/2028	7.000%	564,000	581,798
Sunoco LP/Finance Corp.
05/15/2029	4.500%	195,000	191,278
04/30/2030	4.500%	424,000	414,116
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	203,000	205,031
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	350,000	328,755
01/15/2030	6.250%	161,000	162,835
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	691,000	702,460
02/01/2029	9.500%	347,000	360,094
01/15/2030	7.000%	662,000	636,731
Venture Global Plaquemines LNG LLC(a)
12/15/2030	6.125%	165,000	167,992
Western Midstream Operating LP
01/15/2029	6.350%	5,000,000	5,263,660
Williams Cos, Inc. (The)
06/30/2030	4.625%	5,000,000	5,054,146
Total			31,987,923
Natural Gas 0.3%
NiSource, Inc.
07/01/2029	5.200%	5,500,000	5,669,894
Oil Field Services 0.1%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	366,000	367,665
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	684,000	710,565
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	206,429	210,853
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	321,000	332,432
Total			1,621,515
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.1%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	591,000	588,752
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	259,000	267,107
04/15/2030	6.625%	429,000	443,683
Total			1,299,542
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP/Corp.(a)
02/01/2027	4.250%	562,000	558,476
06/15/2029	4.750%	131,000	129,591
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	858,000	858,345
05/15/2029	4.875%	92,000	89,771
02/01/2030	7.000%	53,000	54,328
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	322,000	331,790
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	437,000	433,534
Total			2,455,835
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2028	3.250%	357,000	343,706
09/01/2029	4.000%	364,000	342,631
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	356,000	362,029
04/15/2030	8.750%	163,000	165,744
Sealed Air Corp.(a)
02/01/2028	6.125%	241,000	245,004
04/15/2029	5.000%	318,000	320,034
Total			1,779,148
Pharmaceuticals 1.0%
AbbVie, Inc.
03/15/2030	4.875%	5,400,000	5,562,501
Amgen, Inc.
03/02/2028	5.150%	5,000,000	5,116,101
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	343,000	338,775
Organon Finance 1 LLC(a)
04/30/2028	4.125%	116,000	113,007
Pfizer, Inc.
11/15/2030	4.200%	6,000,000	6,026,303
Total			17,156,687
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.2%
Acrisure LLC/Finance, Inc.(a)
02/15/2029	4.250%	116,000	113,054
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	145,000	144,084
10/15/2027	6.750%	342,000	342,611
04/15/2028	6.750%	958,000	975,562
AmWINS Group, Inc.(a)
02/15/2029	6.375%	416,000	427,023
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	320,000	335,422
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	267,000	266,667
HUB International Ltd.(a)
12/01/2029	5.625%	498,000	498,586
HUB International, Ltd.(a)
06/15/2030	7.250%	319,000	334,529
Total			3,437,538
Railroads 0.3%
Norfolk Southern Corp.
11/01/2029	2.550%	5,400,000	5,099,349
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	4.375%	329,000	326,830
06/15/2029	6.125%	648,000	666,091
09/15/2029	5.625%	125,000	127,527
Total			1,120,448
Retailers 0.2%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	100,000	100,676
Asbury Automotive Group, Inc.
03/01/2028	4.500%	112,000	111,607
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	249,000	245,158
Belron UK Finance PLC(a)
10/15/2029	5.750%	147,000	150,088
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	140,000	137,317
01/15/2030	6.375%	428,000	440,161
L Brands, Inc.
02/01/2028	5.250%	188,000	189,086
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	524,000	513,567
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lithia Motors, Inc.(a)
12/15/2027	4.625%	180,000	179,724
06/01/2029	3.875%	421,000	406,999
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	180,000	166,360
Total			2,640,743
Technology 2.8%
APLD ComputeCo LLC(a)
12/15/2030	9.250%	607,000	595,362
Block, Inc.
06/01/2026	2.750%	263,000	261,227
Block, Inc.(a)
08/15/2030	5.625%	327,000	333,531
Broadcom, Inc.
11/15/2031	5.150%	6,500,000	6,738,007
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	85,000	73,837
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	110,000	93,384
Cipher Compute LLC(a)
11/15/2030	7.125%	169,000	172,385
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	398,000	376,278
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	444,000	462,407
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	499,000	509,890
Entegris Escrow Corp.(a)
06/15/2030	5.950%	160,000	163,159
Entegris, Inc.(a)
04/15/2028	4.375%	514,000	510,324
05/01/2029	3.625%	239,000	229,528
Flash Compute LLC(a)
12/31/2030	7.250%	162,000	160,573
Foundry JV Holdco LLC(a)
01/25/2031	5.500%	7,000,000	7,228,117
HealthEquity, Inc.(a)
10/01/2029	4.500%	588,000	576,573
ION Platform Finance US Inc./SARL(a)
05/01/2028	4.625%	368,000	340,934
05/15/2028	5.750%	486,000	461,025
05/01/2029	8.750%	218,000	221,202
Iron Mountain, Inc.(a)
09/15/2027	4.875%	391,000	390,483
03/15/2028	5.250%	888,000	886,970
07/15/2028	5.000%	191,000	190,407
02/15/2029	7.000%	367,000	377,057

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/15/2030	5.250%	285,000	281,470
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	1,036,000	1,125,291
NCR Corp.(a)
10/01/2028	5.000%	680,000	674,996
04/15/2029	5.125%	496,000	492,576
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	229,000	229,588
NortonLifeLock, Inc.(a)
09/30/2027	6.750%	137,000	139,122
NXP BV/Funding LLC
12/01/2028	5.550%	5,400,000	5,592,375
Open Text Corp.(a)
02/15/2028	3.875%	443,000	434,523
12/01/2029	3.875%	350,000	332,251
Oracle Corp.
09/26/2030	4.450%	6,507,000	6,363,301
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,424,000	1,442,479
Science Applications International Corp.(a)
04/01/2028	4.875%	225,000	224,679
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	280,000	280,244
Synaptics, Inc.(a)
06/15/2029	4.000%	423,000	409,580
Synopsys, Inc.
04/01/2030	4.850%	5,800,000	5,921,051
UKG, Inc.(a)
02/01/2031	6.875%	275,000	283,226
WULF Compute LLC(a)
10/15/2030	7.750%	134,000	138,032
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	904,000	854,616
Total			46,572,060
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	285,000	284,782
04/01/2028	4.750%	149,000	145,457
03/01/2029	5.375%	251,000	244,678
ERAC USA Finance LLC(a)
02/15/2029	5.000%	6,300,000	6,453,509
Total			7,128,426
Wireless 0.4%
T-Mobile US, Inc.
04/15/2030	3.875%	6,500,000	6,388,775
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.7%
AT&T, Inc.
08/15/2030	4.700%	5,500,000	5,590,460
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%	265,000	265,370
Iliad Holding SAS(a)
10/15/2028	7.000%	415,000	421,140
Verizon Communications, Inc.
03/22/2028	2.100%	5,000,000	4,801,710
Total			11,078,680
Total Corporate Bonds & Notes (Cost $555,512,641)			564,563,863

Foreign Government Obligations(f) 0.1%

Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	589,000	592,506
11/15/2028	8.500%	247,000	258,476
Total			850,982
Total Foreign Government Obligations (Cost $849,039)			850,982

Residential Mortgage-Backed Securities - Agency 2.0%

Federal Home Loan Mortgage Corp.
04/01/2026	4.000%	53	53
09/01/2039	4.500%	4,437,051	4,441,672
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.227% Cap 9.059% 03/01/2034	6.468%	50,208	51,446
12-month Term SOFR + 1.708% Cap 11.276% 08/01/2036	6.483%	11,891	12,373
Federal National Mortgage Association
04/01/2026- 09/01/2026	3.500%	667	664
06/01/2026	4.000%	74	74
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	7.334%	4,297	4,351
Freddie Mac Pool
05/01/2040- 06/01/2040	4.500%	17,173,931	17,183,915
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.000%, Cap 11.000% 03/20/2030	5.625%	2,251	2,260
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
08/15/2037	7.500%	9,682	9,827
Uniform Mortgage-Backed Security TBA(g)
01/20/2041	4.500%	12,000,000	12,004,219
Total Residential Mortgage-Backed Securities - Agency (Cost $33,694,351)			33,710,854

Residential Mortgage-Backed Securities - Non-Agency 27.9%

A&D Mortgage Trust(a),(e)
CMO Series 2023-NQM2 Class A1
05/25/2068	6.132%	7,981,446	7,988,610
CMO Series 2024-NQM2 Class A1
04/25/2069	6.498%	5,338,397	5,415,496
A&D Mortgage Trust(a)
CMO Series 2024-NQM4 Class A1
08/25/2069	5.464%	5,375,339	5,408,946
A&D Mortgage Trust(a),(c)
CMO Series 2025-NQM2 Class A1
06/25/2070	5.790%	7,972,763	8,062,239
ACHM Trust(a)
CMO Series 2024-HE2 Class A
10/25/2039	5.350%	8,456,261	8,491,793
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	243,327	227,522
CMO Series 2020-6 Class M1
05/25/2065	2.805%	1,225,000	1,053,434
CMO Series 2021-8 Class A1
11/25/2066	1.820%	5,171,472	4,686,223
Angel Oak Mortgage Trust(a),(e)
CMO Series 2024-11 Class A1
08/25/2069	5.700%	11,990,551	12,124,977
CMO Series 2024-7 Class A1
05/25/2069	5.621%	2,069,264	2,089,245
CMO Series 2024-8 Class A1
05/27/2069	5.338%	3,457,198	3,480,928
Angel Oak Mortgage Trust(a),(b)
CMO Series 2025-HB1 Class A1
30-day Average SOFR + 1.800% Floor 1.800% 02/25/2055	5.825%	1,504,585	1,504,578
Banc of America Funding Trust
CMO Series 2005-5 Class 2A1
09/25/2035	5.500%	61,684	60,279
Banc of America Funding Trust(c)
CMO Series 2007-C Class 1A3
05/20/2036	4.584%	31,868	27,793
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	193,047	188,780
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	1,750,969	1,645,097
BRAVO Residential Funding Trust(a),(e)
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	3,093,069	3,122,740
CMO Series 2024-CES2 Class A1A
09/25/2054	5.549%	11,750,016	11,819,138
CMO Series 2024-NQM3 Class A1
03/25/2064	6.191%	5,922,331	5,999,139
CMO Series 2024-NQM5 Class A1
06/25/2064	5.803%	10,395,707	10,518,752
CMO Series 2024-NQM6 Class A1
08/01/2064	5.409%	2,300,111	2,318,353
CMO Series 2025-NQM8 Class A1
06/25/2065	5.271%	12,870,301	12,893,974
Chase Mortgage Finance Trust
CMO Series 2005-S2 Class A1
10/25/2035	5.500%	49,471	47,511
CMO Series 2006-S4 Class A3
12/25/2036	6.000%	147,412	58,016
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	4,690,893	4,547,302
CHNGE Mortgage Trust(a),(e)
CMO Series 2022-NQM1 Class A1
06/25/2067	5.189%	1,445,091	1,440,863
Colt Mortgage Loan Trust(a),(e)
CMO Series 2025-1 Class A1
01/25/2070	5.699%	8,938,072	9,038,553
COLT Mortgage Loan Trust(a),(e)
CMO Series 2024-1 Class A1
02/25/2069	5.835%	1,434,389	1,446,087
CMO Series 2024-3 Class A1
06/25/2069	6.393%	6,842,370	6,948,456
CMO Series 2024-INV3 Class A1
09/25/2069	5.443%	5,857,849	5,903,445
CMO Series 2025-5 Class A1
05/25/2070	5.536%	7,907,517	7,981,481
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	1,197,694	1,015,641
Cross Mortgage Trust(a),(e)
CMO Series 2024-H2 Class A1
04/25/2069	6.093%	1,144,889	1,158,155

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-H4 Class A1
07/25/2069	6.147%	4,395,123	4,459,368
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	3.573%	726,126	702,659
CSMC Trust(a),(c)
CMO Series 2021-RPL4 Class A1
12/27/2060	5.796%	2,334,508	2,339,561
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	2,988,581	2,985,575
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	4,035,196	3,670,012
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	2.205%	10,387,860	9,652,237
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.524%	386,723	388,038
GCAT Trust(a),(c)
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	1,726,484	1,645,397
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	502,133	481,786
HOMES Trust(a),(e)
CMO Series 2024-AFC1 Class A1
08/25/2059	5.224%	7,342,360	7,365,960
CMO Series 2025-NQM2 Class A1
02/25/2070	5.425%	5,692,674	5,740,919
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	1,763,814	1,519,443
JP Morgan Mortgage Trust(a),(b)
CMO Series 2024-HE3 Class A1
30-day Average SOFR + 1.200% 02/25/2055	5.299%	4,536,029	4,536,009
JPMorgan Mortgage Trust
CMO Series 2005-S3 Class 2A2
01/25/2027	5.500%	6,847	5,882
JPMorgan Mortgage Trust(c)
CMO Series 2007-A2 Class 3A1
04/25/2037	4.631%	3,841	3,161
JPMorgan Mortgage Trust(a),(c)
CMO Series 2025-NQM2 Class A1
09/25/2065	5.567%	3,657,569	3,693,749
Legacy Mortgage Asset Trust(a),(e)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	2,336,642	2,338,389
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-GS2 Class A1
04/25/2061	5.750%	4,096,116	4,097,518
MFA Trust(a),(c)
CMO Series 2020-NQM1 Class A1
03/25/2065	2.479%	379,595	371,347
MFA Trust(a),(e)
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	2,650,649	2,672,072
CMO Series 2025-NQM2 Class A1
05/27/2070	5.675%	8,006,163	8,082,741
MFRA Trust(a),(e)
CMO Series 2024-NQM3 Class A1
12/25/2069	5.722%	6,354,893	6,412,215
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2004-10AR Class 2A2
11/25/2034	5.537%	15,014	14,462
Morgan Stanley Residential Mortgage Loan Trust(e)
CMO Series 2024-RPL1 Class A1
06/25/2064	4.000%	13,162,956	12,911,818
Morgan Stanley Residential Mortgage Loan Trust(a),(c)
CMO Series 2025-NQM1 Class A1
11/25/2069	5.738%	7,985,709	8,086,406
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM4 Class A2
09/25/2059	2.644%	712,081	685,910
CMO Series 2025-NQM5 Class A1
08/25/2065	5.109%	4,743,851	4,754,691
OBX Trust(a),(c)
CMO Series 2019-EXP2 Class 1A3
06/25/2059	4.000%	285,368	271,263
CMO Series 2024-NQ17 Class A1
11/25/2064	5.610%	7,736,875	7,814,573
CMO Series 2025-NQM13 Class A1
05/25/2065	5.441%	4,344,193	4,380,970
OBX Trust(a),(e)
CMO Series 2022-NQM7 Class A1
08/25/2062	5.110%	3,435,330	3,431,520
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	1,691,473	1,710,303
CMO Series 2024-NQM1 Class A1
11/25/2063	5.928%	5,989,500	6,034,445
CMO Series 2024-NQM10 Class A1
05/25/2064	6.180%	3,090,758	3,136,612
CMO Series 2024-NQM12 Class A1
07/25/2064	5.475%	1,345,782	1,356,322
CMO Series 2024-NQM8 Class A1
05/25/2064	6.233%	8,861,130	8,989,716
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-NQM11 Class A1
05/25/2065	5.418%	8,946,282	9,016,651
CMO Series 2025-NQM15 Class A1
07/27/2065	5.143%	9,402,378	9,438,193
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	371,430	353,562
PRET LLC(a),(e)
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	4,292,671	4,295,034
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	4,096,201	4,098,454
CMO Series 2024-NPL9 Class A1
12/25/2054	5.851%	6,480,661	6,483,922
CMO Series 2025-NPL4 Class A1
04/25/2055	6.368%	2,043,109	2,050,466
CMO Series 2025-NPL7 Class A1
07/25/2055	5.657%	5,052,632	5,064,060
CMO Series 2025-NPL8 Class A1
08/25/2055	5.732%	9,485,243	9,510,449
PRET Trust(a),(e)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.063%	10,422,000	10,435,481
CMO Series 2025-RPL3 Class A1
04/25/2065	4.150%	9,470,161	9,318,933
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	10,148,145	9,087,741
PRPM LLC(a),(e)
CMO Series 2024-RCF2 Class A1
03/25/2054	3.750%	4,634,525	4,565,840
CMO Series 2024-RPL3 Class A1
11/25/2054	4.000%	2,622,820	2,586,833
PRPM Trust(a),(e)
CMO Series 2023-NQM1 Class A1
01/25/2068	6.234%	1,397,351	1,394,901
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	3,029,717	3,060,068
CMO Series 2024-NQM1 Class A1
12/25/2068	6.265%	1,394,158	1,411,522
RCO VIII Mortgage LLC(a),(e)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	2,845,232	2,851,487
RCO X Mortgage LLC(a),(e)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	7,106,981	7,109,467
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sequoia Mortgage Trust(a),(c)
CMO Series 2016-3 Class A1
11/25/2046	3.500%	474,399	437,573
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	253,462	251,621
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	138,153	134,532
Towd Point Mortgage Trust(a),(c)
CMO Series 2021-SJ2 Class A1A
12/25/2061	2.250%	1,750,876	1,707,781
VCAT LLC(a),(e)
CMO Series 2025-NPL1 Class A1
01/25/2055	5.877%	3,782,759	3,828,225
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	15,397,817	15,608,617
Vericrest Opportunity Loan Transferee(a),(e)
CMO Series 2021-NPL4 Class A1
03/27/2051	6.240%	337,399	337,513
Verus Securitization Trust(a),(c)
CMO Series 2021-8 Class A3
11/25/2066	2.491%	5,954,656	5,472,802
Verus Securitization Trust(a),(e)
CMO Series 2023-6 Class A2
09/25/2068	6.939%	602,067	607,901
CMO Series 2023-8 Class A1
12/25/2068	6.259%	2,088,718	2,108,842
CMO Series 2024-1 Class A1
01/25/2069	5.712%	2,281,747	2,296,098
CMO Series 2024-INV1 Class A1
03/25/2069	6.116%	1,651,204	1,671,163
CMO Series 2025-6 Class A1
07/25/2070	5.417%	6,371,876	6,427,714
Series 2025-10 Class A1FC
06/25/2070	5.017%	8,841,194	8,860,375
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	68,929	68,467
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	1,280,660	1,239,243
Vista Point Securitization Trust(a),(e)
CMO Series 2024-CES3 Class A1
01/25/2055	5.679%	5,617,156	5,645,415
Vista Point Securitization Trust(a),(c)
CMO Series 2025-CES2 Class A1
08/25/2055	5.601%	22,674,440	22,799,086

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2006-AR19 Class A1
12/25/2036	6.290%	41,802	38,968
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $468,387,614)			467,131,595

Treasury Bills 1.0%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 1.0%
U.S. Treasury Bills
03/17/2026	3.460%	16,950,000	16,828,891
Total Treasury Bills (Cost $16,818,951)			16,828,891

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(h),(i)	27,387,692	27,379,476
Total Money Market Funds (Cost $27,375,623)		27,379,476
Total Investments in Securities (Cost: $1,665,281,791)		1,675,788,935
Other Assets & Liabilities, Net		(430,117)
Net Assets		1,675,358,818
At December 31, 2025, securities and/or cash totaling $4,221,969 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	328	03/2026	USD	68,482,812	11,348	—
U.S. Treasury 2-Year Note	2,019	03/2026	USD	421,545,116	—	(177,143)
Total					11,348	(177,143)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(2,925)	03/2026	USD	(319,716,212)	996,547	—
U.S. Treasury 5-Year Note	(220)	03/2026	USD	(24,047,031)	—	(49,091)
Total					996,547	(49,091)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2025, the total value of these securities amounted to $1,140,968,196, which represents 68.10% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of December 31, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2025.

(d)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2025.

(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	Represents a security purchased on a when-issued basis.
(h)	The rate shown is the seven-day current annualized yield at December 31, 2025.
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, December 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(i)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	29,134,702	567,252,912	(569,009,626)	1,488	27,379,476	(1,427)	1,262,758	27,387,692
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Short Term Bond Fund  | 2025

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3QT222_03_T01_(02/26)